Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 375.1	$ 325.0
Consumable stores	183.7	176.5
Total inventories	558.8	501.5
Heap leach and stockpiles inventories included in non-current assets	(141.0)	(133.3)	[1]	$ (132.8)
Total current inventories	$ 417.8	$ 368.2

[1]	Refer note 42.